UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-8544

FPA Funds Trust’s FPA International Value Fund
(Exact name of registrant as specified in charter)

11601 Wilshire Blvd, Suite 1200, Los Angeles, California		90025
(Address of principal executive offices)		(Zip code)

J. Richard Atwood, Treasurer, FPA Funds Trust, 11601 Wilshire Blvd, Suite 1200, Los Angeles, California 90025
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2014

ITEM 1. Schedule of Investments.

FPA Funds Trust’s

FPA International Value Fund

Portfolio of Investments

September 30, 2014 (Unaudited)

COMMON STOCKS	Shares or Principal Amount	Fair Value

BUSINESS SERVICES — 26.0%
ALS Ltd (Australia)	3,150,000	$14,532,210
Aggreko plc (Great Britain)	674,833	16,934,664
Brambles Ltd (Australia)	816,827	6,807,273
Fugro N.V. (Netherlands)	1,002,700	30,349,523
G4S plc (Great Britain)	2,912,980	11,838,642
LSL Property Services plc (Great Britain)	5,692,802	30,085,320
Publicis Groupe (France)	175,577	12,056,750
Sodexo (France)	54,689	5,351,712
TNT Express NV (Netherlands)	3,900,000	24,697,530
		$152,653,624
CONSUMER NON-DURABLES — 16.4%
Adidas AG (Germany)*	425,000	$31,658,973
Christian Dior S.A. (France)	75,000	12,570,008
Danone (France)	251,361	16,825,854
Diageo plc (Great Britain)	598,762	17,326,136
Prada S.p.A. (Hong Kong)	3,000,000	18,216,900
		$96,597,871
INDUSTRIAL PRODUCTS — 6.8%
Fenner PLC (Great Britain)	3,284,221	$16,909,140
G.U.D. Holdings Limited (Australia)	1,108,039	6,557,042
KSB AG-Vorzug (Germany)	23,790	13,689,608
Senior plc (Great Britain)	332,001	1,443,474
Vesuvius plc (Great Britain)	158,514	1,160,972
		$39,760,236
TECHNOLOGY— 5.2%
Accenture plc (Republic of Ireland)	100,000	$8,132,000
SAP AG (Germany)	238,830	17,238,869
Taiwan Semiconductor Co., Ltd. (ADR) (Taiwan)	260,000	5,246,800
		$30,617,669
HEALTH CARE — 2.6%
Hypermarcas S.A. (Brazil)	2,130,000	$15,370,293

TRADING & DISTRIBUTION — 2.5%
Atea ASA (Norway)	1,310,963	$14,740,599

HUMAN RESOURCES — 2.4%
Michael Page International plc (Great Britain)	2,038,230	$13,831,225

BASIC MATERIALS — 2.3%
Incitec Pivot Limited (Australia)	5,732,294	$13,598,721

OTHER COMMON STOCKS — 4.5%		$26,594,564

TOTAL COMMON STOCKS — 68.7% (Cost $452,719,035)		$403,764,802

SHORT-TERM INVESTMENTS — 31.6% (Cost $185,782,000)
State Street Bank Repurchase Agreement— 0.00% 10/01/14 (Dated 09/30/2014, repurchase price of $185,782,000, collateralized by $190,930,000 principal amount U.S. Treasury Note— 2.125% 2021, fair value $189,498,025)	$185,782,000	$185,782,000

TOTAL INVESTMENTS — 100.3% (Cost $638,501,035)		$589,546,802
Other assets and liabilities, net — (0.3)%		(2,030,134)
NET ASSETS — 100.0%		$587,516,668

* Non-income producing securities

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter market more accurately reflects the securities’ value in the judgment of the Fund’s officers, are valued at the most recent bid price. Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by authority of the Fund’s Board of Trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies. Level 1 values are based on quoted market prices in active markets for identical assets. Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs. Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund’s investments as of September 30, 2014:

Investments	Level 1 (3)	Level 2 (3)	Level 3 (3)	Total

Common Stocks (1)	$403,764,802	—	—	$403,764,802
Forward Foreign Currency Contracts:
Receivable	—	$4,959,175	—	4,959,175
Payable	—	(42,877)	—	(42,877)
Short-Term Investments(2)	—	185,782,000	—	185,782,000
Total Investments	$403,764,802	$190,698,298	—	$594,463,100

(1) All common stocks are classified under Level 1.

(2) Comprised solely of short-term investments with maturities of 60 days or less that are valued at amortized cost.

(3) Transfers of investments between different levels of the fair value hierarchy are recorded at market value as of the end of the reporting period. There were no transfers between Levels 1, 2, or 3 during the period ended September 30, 2014. The Portfolio of Investments provides further information on major security types.

Forward foreign currency contracts: Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price. The Fund’s transactions in forward foreign currency contracts are limited to transaction and portfolio hedging. The contractual amounts of forward foreign currency contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered and could exceed the net unrealized value shown in the tables below. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Forward foreign currency contracts are valued daily at the foreign exchange rates as of the close of the New York Stock Exchange.

At September 30, 2014, the Fund, held forward foreign currency contracts, which are considered derivative instruments, each of whose counterparty is Barclays Capital (BC), as follows:

	Local			Unrealized
	Contract	Settlement	Valuation at	Appreciation/
Foreign Currency Sold	Amount	Date	September 30, 2014	(Depreciation)
Euro (BC)	1,812,882	10/24/2014	2,289,669	210,331
Euro (BC)	761,035	1/8/2015	961,187	38,813
Euro (BC)	257,874	1/8/2015	325,695	24,658
Euro (BC)	744,048	2/23/2015	939,732	60,268
Euro (BC)	3,954,000	3/23/2015	4,993,902	506,112
Euro (BC)	1,154,000	3/23/2015	1,457,502	132,093
Euro (BC)	854,000	3/23/2015	1,078,602	92,736
Euro (BC)	5,857,000	3/23/2015	7,397,391	725,507
Euro (BC)	2,011,000	5/11/2015	2,539,893	259,580
Euro (BC)	37,000	5/11/2015	46,731	4,524
Euro (BC)	2,198,000	5/11/2015	2,776,074	222,558
Euro (BC)	138,000	5/11/2015	174,294	13,829
Euro (BC)	32,000	5/11/2015	40,416	2,973
Euro (BC)	118,000	5/11/2015	149,034	11,094
Euro (BC)	40,000	5/11/2015	50,520	4,070
Euro (BC)	4,011,000	5/11/2015	5,065,893	434,271
Euro (BC)	1,920,000	5/11/2015	2,424,960	201,024
Euro (BC)	317,000	5/11/2015	400,371	32,011
Euro (BC)	11,880,000	6/17/2015	15,004,440	1,010,869
Euro (BC)	6,696,000	6/17/2015	8,457,048	545,389
Euro (BC)	746,000	6/17/2015	942,198	57,457
Euro (BC)	933,000	6/17/2015	1,178,379	63,313
Euro (BC)	1,055,000	6/17/2015	1,332,465	34,298
British Pound (BC)	185,998	1/8/2015	301,521	3,500
British Pound (BC)	1,047,000	3/23/2015	1,697,292	61,742
British Pound (BC)	177,000	3/23/2015	286,935	12,590
British Pound (BC)	90,000	3/23/2015	145,899	4,039
British Pound (BC)	81,000	3/23/2015	131,309	3,953
British Pound (BC)	1,055,000	3/23/2015	1,710,260	88,937
British Pound (BC)	97,000	3/23/2015	157,247	5,904
British Pound (BC)	597,000	3/23/2015	967,797	32,608
British Pound (BC)	48,000	3/23/2015	77,813	2,109
British Pound (BC)	1,200,000	3/23/2015	1,945,320	52,848
British Pound (BC)	95,000	3/23/2015	154,005	3,167
Total Appreciation			$67,601,794	$4,959,175

British Pound (BC)	46,433	10/9/2014	$75,272	(272)
British Pound (BC)	1,876,877	1/8/2015	3,042,605	(42,605)
Total Depreciation			$3,117,877	$(42,877)

NOTE 2 — Federal Income Tax

The aggregate cost of investment securities was $452,987,504 for Federal income tax purposes. Net unrealized appreciation for Federal income tax consists of:

Gross unrealized appreciation:	$6,415,235
Gross unrealized depreciation:	(55,637,937)
Net unrealized appreciation:	$(49,222,702)

SIGNATURES

Pursuant to the requirements of the Securities Exchange  Act of  1934  and  the  Investment  Company  Act  of  1940,  the registrant has duly caused this report to be signed  on  its behalf by the undersigned, thereunto duly authorized.

FPA FUNDS TRUST’S FPA INTERNATIONAL VALUE FUND

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, Treasurer
(Principal Executive Officer)

Date:	November 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant  and  in the capacities  and  on  the  dates indicated.

FPA FUNDS TRUST’S FPA INTERNATIONAL VALUE FUND

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, Treasurer
(Principal Executive Officer)

Date:	November 26, 2014

By:	/s/ E. LAKE SETZLER III
E. Lake Setzler III, Assistant Treasurer
(Principal Financial Officer)

Date:	November 26, 2014